S000107973 [Member] Expense Example, No Redemption - William Blair Emerging Markets Equity ETF - William Blair Emerging Markets Equity ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	$ 236